Wright Current Income Fund
Wright Current Income Fund Summary
Investment Objective

The Wright Current Income Fund (“WCIF” or “fund”) seeks a high level of current income consistent with moderate fluctuations of principal. “High level” is determined by the investment adviser and measured relative to other fixed income instruments that may seek relative stability of principal.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Current Income Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.46%
Total Annual Fund Operating Expenses		1.16%
Fee Waiver	[1]	(0.16%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	Under a written agreement in effect through April 30, 2014, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund to the extent necessary to limit the net operating expense ratio to 1.00% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business). Net Annual Fund Operating Expenses may exceed the 1.00% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2014 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Current Income Fund	102	353	623	1,395

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings for investment purposes in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities. The U.S. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself. In addition, the fund’s investments may include mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or its sponsored corporations; and privately-issued mortgage-backed and asset-backed securities of any maturity or type (rated at the time of investment BBB- or better by S&P and Fitch or Baa3 or better by Moody’s or of comparable quality as determined by the Adviser if unrated at the time of investment).

The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by Standard & Poor’s Ratings Group (“S&P”) and Fitch, Inc. (“Fitch”) or P-1 by Moody’s Investor Services, Inc. (“Moody’s”). The fund may also invest in corporate obligations with maturities longer than one year rated BBB- or better by S&P and Fitch or Baa3 or better by Moody’s or of comparable quality as determined by the Adviser if unrated at the time of investment. Should a security in which the fund invests decline in credit quality, the security may be sold. The fund reinvests all principal payments. There are no limits on the minimum or maximum weighted average maturity of the fund’s portfolio or an individual security. As of December 31, 2012, the fund’s average maturity was 4.3 years and its duration was 2.5 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond’s value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund’s duration, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays GNMA Index. Securities held in the fund may have variable rates or may have fixed rates for a specified period before becoming variable at a predetermined positive or negative increment versus a widely available index or benchmark such as the 3-month London Interbank Offer Rate (“LIBOR”) or 3-month U.S. Treasury Bills.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
•	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
•	Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.
•	Government Securities Risk: The fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae, or Freddie Mac securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.
•	Mortgage-Related and Other Asset-Backed Securities Risk: The fund may invest in a variety of mortgage-related and other asset-backed securities which are subject to interest rate risk, credit risk, extension risk and prepayment risk.
•	Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater sensitivity the bond has to changes in interest rates and greater the potential change in price. Also, the fund’s yield may decline during times of falling interest rates. Inflationary and deflationary pressures may impact interest rates.
•	Credit or Default Risk: An issuer’s credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.
•	Prepayment Risk: When interest rates decline, the issuer of a higher yielding security may prepay the principal. This forces the fund to reinvest in lower yielding securities. This risk is especially applicable to mortgage-backed securities, the principal on which may be prepaid at any time. Corporate bonds may have a “call” feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.
•	Extension Risk: If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline and increase such securities’ sensitivity to changes in interest rates.

Performance

The following chart and table illustrate the variability of the fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the Barclays GNMA Index. Updated performance is available on a quarterly basis at www.wrightinvestors.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Year-by-Year Total Return as of December 31 WCIF

During the period shown, the highest return for a quarter was 3.24% (3rd quarter 2006) and the lowest return was -0.79% (2nd quarter 2004).
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright Current Income Fund	Return before taxes	3.06%	5.45%	4.36%
Wright Current Income Fund After Taxes on Distributions	Return after taxes on distributions	1.66%	3.82%	2.64%
Wright Current Income Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	1.98%	3.70%	2.73%
Wright Current Income Fund Barclays GNMA Index	(reflects no deductions for fees, expenses or taxes)	2.42%	6.03%	5.21%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Wright Total Return Bond Fund
Wright Total Return Bond Fund Summary
Investment Objective

The Wright Total Return Bond Fund (“WTRB” or “fund”) seeks a superior rate of total return, consisting of a high level of income plus price appreciation. “Superior rate” is determined by the investment adviser and measured relative to other bond investments that may seek a high level of income. “High level” is determined by the investment adviser and measured relative to other bond investments that may seek total return.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Total Return Bond Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.71%
Total Annual Fund Operating Expenses		1.41%
Fee Waiver	[1]	(0.46%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	0.95%
[1]	Under a written agreement in effect through April 30, 2014, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund to the extent necessary to limit the net operating expense ratio to 0.95% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business). Net Annual Fund Operating Expenses may exceed the 0.95% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2014 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Total Return Bond Fund	97	401	727	1,651

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets plus borrowings for investment purposes in U.S. Government and non-U.S. Government investment grade (rated at the time of investment BBB- or better by S&P and Fitch or Baa3 or better by Moody's or of comparable quality if unrated at the time of investment) debt securities. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself. In addition, the fund’s investments may include mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or its sponsored corporations; and privately-issued mortgage-backed and asset-backed securities of any maturity or type (rated at the time of investment BBB- or better by S&P and Fitch or Baa3 or better by Moody’s or of comparable quality as determined by the Adviser if unrated at the time of investment). These securities meet the Wright Quality Ratings standards (“Wright Quality Ratings”), which reflect fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. Should a security in which the fund invests decline in its credit quality, the security may be sold. The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by S&P and Fitch or P-1 by Moody's. Investment selections differ depending on the trend in interest rates. The fund looks for securities that in Wright's judgment will produce the best total return.

Wright allocates assets among different market sectors (U.S. Treasury securities, U.S. Government agency securities, corporate bonds, and mortgage-backed and asset-backed securities) with different maturities based on its view of the relative value of each sector or maturity. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2012, the fund's average maturity was 6.2 years and its duration was 4.3 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays U.S. Aggregate Index.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
•	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
•	Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.
•	Government Securities Risk: The fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae, or Freddie Mac securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.
•	Mortgage-Related and Other Asset-Backed Securities Risk: The fund may invest in a variety of mortgage-related and other asset-backed securities which are subject to interest rate risk, credit risk, extension risk and prepayment risk.
•	Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater sensitivity the bond has to changes in interest rates and greater the potential change in price. Also, the fund’s yield may decline during times of falling interest rates. Inflationary and deflationary pressures may impact interest rates.
•	Credit or Default Risk: An issuer’s credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.
•	Prepayment Risk: When interest rates decline, the issuer of a higher yielding security may prepay the principal. This forces the fund to reinvest in lower yielding securities. This risk is especially applicable to mortgage-backed securities, the principal on which may be prepaid at any time. Corporate bonds may have a “call” feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.
•	Extension Risk: If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline and increase such securities’ sensitivity to changes in interest rates.
•	Foreign Securities Risk: Foreign securities are subject to additional risks including currency risk (changes in foreign currency rates reducing the value of the fund’s assets), seizure, expropriation or nationalization of a company’s assets, less publicly available information, and the impact of political, social or diplomatic events.

Performance

The following chart and table illustrate the variability of the fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the Barclays U.S. Aggregate Index. Updated performance is available on a quarterly basis at www.wrightinvestors.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Year-by-Year Total Return as of December 31 WTRB

During the period shown, the highest return for a quarter was 4.58% (2nd quarter 2009) and the lowest return was -2.48% (2nd quarter 2004).
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright Total Return Bond Fund	Return before taxes	4.16%	5.81%	4.62%
Wright Total Return Bond Fund After Taxes on Distributions	Return after taxes on distributions	2.91%	4.26%	3.06%
Wright Total Return Bond Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	2.70%	4.05%	3.02%
Wright Total Return Bond Fund Barclays U.S. Aggregate Index	(reflects no deductions for fees, expenses or taxes)	4.21%	5.95%	5.18%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.